Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Capital and Reserve [Line Items]
Common shares outstanding	442,724,309	441,456,217	404,039,065
Issued Capital [member]
Disclosure of Capital and Reserve [Line Items]
Common shares issued	442,724,309	441,456,217
Common shares outstanding	442,724,309	441,456,217